Employees (Tables)	12 Months Ended
Mar. 31, 2022
Employees
Schedule of number of employees by activity and segment

	2022	2021	2020
	Employees	Employees	Employees
By activity
Operations	15,404	14,893	14,616
Selling and distribution	25,499	26,874	28,133
Customer care and administration	56,038	54,739	52,470
	96,941	96,506	95,219
By segment
Germany	15,256	15,798	15,199
Italy	5,765	5,818	5,980
Spain	4,194	4,257	4,316
UK	9,198	9,584	10,295
Other Europe	15,106	15,460	14,646
Vodacom	7,973	7,810	7,773
Other Markets	9,336	9,498	10,515
Vantage Towers[1]	502	–	–
Common Functions	29,611	28,281	26,495
Total	96,941	96,506	95,219

Schedule of cost incurred in respect of employees (including Directors)

	2022	2021	2020
	€m	€m	€m
Wages and salaries	4,469	4,238	4,571
Social security costs	578	549	531
Other pension costs (note 25)	168	235	226
Share-based payments (note 26)	119	135	134
Total	5,334	5,157	5,462